Liabilities in Respect of IIA Grants (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of israeli innovation authority grants [Abstract]
Schedule of Israeli innovation authority grants
	December 31
	2023	2022

Balance as of January 1,	7,566	8,105
Royalties	(190)	(407)
Amounts carried to Profit or Loss	427	(132)
Balance as of December 31,	7,803	7,566

Current maturities	(126)	(121)
Long term liabilities in respect of IIA grants	7,677	7,445